UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1193

Fidelity Magellan Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Magellan® Fund

December 31, 2018

MAG-QTLY-0219
1.811314.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.8%
Entertainment - 2.0%
Activision Blizzard, Inc.	1,456,900	$67,848
Electronic Arts, Inc. (a)	782,500	61,747
Netflix, Inc. (a)	558,500	149,488
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	7,678,711	20,579
		299,662
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	333,116	348,093
Class C (a)	340,754	352,888
Facebook, Inc. Class A (a)	1,154,700	151,370
		852,351

TOTAL COMMUNICATION SERVICES		1,152,013

CONSUMER DISCRETIONARY - 10.9%
Diversified Consumer Services - 0.5%
Service Corp. International	1,864,962	75,083
Hotels, Restaurants & Leisure - 2.1%
Domino's Pizza, Inc.	207,600	51,483
McDonald's Corp.	1,460,224	259,292
		310,775
Household Durables - 0.3%
Roku, Inc. (a)	1,253,353	38,403
Internet & Direct Marketing Retail - 4.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	30	4
Amazon.com, Inc. (a)	400,300	601,239
Meituan Dianping Class B	3,163,704	16,850
		618,093
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	1,130,600	102,116
Specialty Retail - 2.6%
Best Buy Co., Inc.	1,325,400	70,193
Five Below, Inc. (a)	167,700	17,159
Home Depot, Inc.	1,718,163	295,215
		382,567
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	889,645	82,693

TOTAL CONSUMER DISCRETIONARY		1,609,730

CONSUMER STAPLES - 2.5%
Beverages - 1.2%
Constellation Brands, Inc. Class A (sub. vtg.)	326,769	52,551
Monster Beverage Corp. (a)	2,384,000	117,340
		169,891
Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	88,900	18,110
Food Products - 0.5%
Post Holdings, Inc. (a)	895,788	79,842
Personal Products - 0.7%
elf Beauty, Inc. (a)(e)	2,376,358	20,579
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,489,900	80,711
		101,290

TOTAL CONSUMER STAPLES		369,133

ENERGY - 5.2%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	1,798,206	38,661
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	3,538,789	155,141
Cimarex Energy Co.	469,702	28,957
ConocoPhillips Co.	3,601,083	224,528
Devon Energy Corp.	1,783,800	40,207
EOG Resources, Inc.	2,060,792	179,722
Pioneer Natural Resources Co.	306,111	40,260
Suncor Energy, Inc.	2,333,600	65,177
		733,992

TOTAL ENERGY		772,653

FINANCIALS - 14.4%
Banks - 6.6%
Bank of America Corp.	8,445,636	208,100
Citigroup, Inc.	2,511,626	130,755
JPMorgan Chase & Co.	3,393,533	331,277
U.S. Bancorp	1,885,449	86,165
Wells Fargo & Co.	4,658,477	214,663
		970,960
Capital Markets - 3.4%
BlackRock, Inc. Class A	288,883	113,479
Charles Schwab Corp.	2,685,974	111,549
Morgan Stanley	1,920,253	76,138
MSCI, Inc.	597,543	88,096
Northern Trust Corp.	598,000	49,987
PJT Partners, Inc.	822,887	31,895
The Blackstone Group LP	1,271,700	37,909
		509,053
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (a)	1,929,673	394,001
Insurance - 1.7%
Chubb Ltd.	1,218,077	157,351
The Travelers Companies, Inc.	822,312	98,472
		255,823

TOTAL FINANCIALS		2,129,837

HEALTH CARE - 15.6%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	1,528,900	148,854
Amgen, Inc.	976,187	190,034
Amicus Therapeutics, Inc. (a)	5,789,434	55,463
Regeneron Pharmaceuticals, Inc. (a)	178,600	66,707
Vertex Pharmaceuticals, Inc. (a)	261,200	43,283
		504,341
Health Care Equipment & Supplies - 3.2%
Becton, Dickinson & Co.	650,635	146,601
Boston Scientific Corp. (a)	6,702,372	236,862
Danaher Corp.	845,924	87,232
		470,695
Health Care Providers & Services - 6.6%
Cigna Corp.	555,672	105,533
CVS Health Corp.	2,109,700	138,228
HCA Holdings, Inc.	767,300	95,490
Humana, Inc.	623,940	178,746
UnitedHealth Group, Inc.	1,739,584	433,365
Wellcare Health Plans, Inc. (a)	92,600	21,862
		973,224
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	805,958	54,370
Bruker Corp.	1,297,562	38,628
Thermo Fisher Scientific, Inc.	435,314	97,419
		190,417
Pharmaceuticals - 1.1%
AstraZeneca PLC sponsored ADR	2,835,500	107,692
Jazz Pharmaceuticals PLC (a)	271,240	33,623
Nektar Therapeutics (a)	933,453	30,683
		171,998

TOTAL HEALTH CARE		2,310,675

INDUSTRIALS - 10.3%
Aerospace & Defense - 6.7%
General Dynamics Corp.	1,070,504	168,294
Huntington Ingalls Industries, Inc.	731,659	139,242
Lockheed Martin Corp.	436,809	114,374
Northrop Grumman Corp.	1,003,642	245,792
Raytheon Co.	1,072,158	164,415
United Technologies Corp.	1,570,821	167,261
		999,378
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	353,500	29,726
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	922,900	44,096
Construction & Engineering - 0.3%
Fluor Corp.	1,217,190	39,194
Industrial Conglomerates - 0.0%
ITT, Inc.	1	0
Machinery - 0.4%
Allison Transmission Holdings, Inc.	1,200,390	52,709
Professional Services - 1.4%
IHS Markit Ltd. (a)	4,486,200	215,203
Road & Rail - 0.7%
Norfolk Southern Corp.	746,100	111,572
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	1,047,100	39,287

TOTAL INDUSTRIALS		1,531,165

INFORMATION TECHNOLOGY - 26.6%
IT Services - 5.7%
Accenture PLC Class A	954,846	134,643
Adyen BV (f)	9,300	5,062
GoDaddy, Inc. (a)	697,931	45,798
MasterCard, Inc. Class A	1,134,913	214,101
PayPal Holdings, Inc. (a)	1,354,200	113,875
Shopify, Inc. Class A (a)	451,500	62,437
Visa, Inc. Class A	2,010,834	265,309
		841,225
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	521,200	132,531
Lam Research Corp.	333,900	45,467
NVIDIA Corp.	973,000	129,896
Qualcomm, Inc.	2,323,500	132,230
		440,124
Software - 15.0%
2U, Inc. (a)	745,400	37,061
Adobe, Inc. (a)	854,000	193,209
Autodesk, Inc. (a)	785,200	100,985
Citrix Systems, Inc.	1,481,700	151,815
DocuSign, Inc. (e)	2,665,109	106,818
HubSpot, Inc. (a)	138,000	17,351
Intuit, Inc.	1,049,000	206,496
Microsoft Corp.	10,063,700	1,022,168
Nutanix, Inc. Class A (a)	1,152,283	47,923
Salesforce.com, Inc. (a)	1,181,133	161,780
Tableau Software, Inc. (a)	701,200	84,144
Tanium, Inc. Class B (a)(c)(d)	415,800	3,615
Workday, Inc. Class A (a)	580,000	92,614
Xero Ltd. (a)	4	0
		2,225,979
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	2,805,913	442,605

TOTAL INFORMATION TECHNOLOGY		3,949,933

MATERIALS - 2.3%
Chemicals - 1.7%
CF Industries Holdings, Inc.	1,125,427	48,967
DowDuPont, Inc.	2,393,070	127,981
LyondellBasell Industries NV Class A	869,563	72,313
		249,261
Metals & Mining - 0.6%
Newmont Mining Corp.	2,845,200	98,586

TOTAL MATERIALS		347,847

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	1,856,650	293,703
Crown Castle International Corp.	741,000	80,495
		374,198
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (b)(c)(d)(g)	500,000	388
RREF CMBS AIV, LP (b)(c)(d)(g)(h)	500,000	19,942
RREF Midtown Colony REIT, Inc. (a)(b)(c)(d)(g)(i)	500,000	0
		20,330

TOTAL REAL ESTATE		394,528

TOTAL COMMON STOCKS
(Cost $10,801,414)		14,567,514

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (c)(d)	34,090,300	6,233
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc. Series H 0.00 (c)(d)	766,871	10,000
INFORMATION TECHNOLOGY - 1.1%
Software - 1.1%
Bird Rides, Inc. Series C (c)(d)	527,862	6,200
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	878,142	9,660
Lyft, Inc.:
Series H (a)(c)(d)	1,021,484	48,371
Series I (c)(d)	190,058	9,000
Malwarebytes Corp. Series B (a)(c)(d)	3,373,494	47,937
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	966,928	47,157
		168,325
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $128,906)		184,558

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.42% (j)	71,605,390	71,620
Fidelity Securities Lending Cash Central Fund 2.41% (j)(k)	79,300,099	79,308
TOTAL MONEY MARKET FUNDS
(Cost $150,926)		150,928
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $11,081,246)		14,903,000
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(77,575)
NET ASSETS - 100%		$14,825,425

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $229,082,000 or 1.5% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,062,000 or 0.0% of net assets.

 (g) Affiliated company

 (h) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (i) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$6,200
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$6,874
Lyft, Inc. Series H	11/22/17	$40,600
Lyft, Inc. Series I	6/27/18	$9,000
Malwarebytes Corp. Series B	12/21/15	$35,000
Neutron Holdings, Inc. Series C	7/3/18	$6,233
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	15,528
RREF Midtown Colony REIT, Inc.	12/31/12	1,423
Sweetgreen, Inc. Series H 0.00	11/9/18	$10,000
Tanium, Inc. Class B	4/21/17	$2,064
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000
WME Entertainment Parent, LLC Class A	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,723
Fidelity Securities Lending Cash Central Fund	1,295
Total	$3,018

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
elf Beauty, Inc.	$42,463	$3,499	$240	$--	$(19)	$(25,124)	$--
Rialto Real Estate Fund LP	942	--	--	460	--	(554)	388
RREF CMBS AIV, LP	20,983	--	--	2,418	--	(1,041)	19,942
RREF Midtown Colony REIT, Inc.	--	--	--	--	--	--	--
Total	$64,388	$3,499	$240	$2,878	$(19)	$(26,719)	$20,330

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$1,152,013	$1,131,434	$--	$20,579
Consumer Discretionary	1,615,963	1,592,880	16,850	6,233
Consumer Staples	379,133	288,422	80,711	10,000
Energy	772,653	772,653	--	--
Financials	2,129,837	2,129,837	--	--
Health Care	2,310,675	2,310,675	--	--
Industrials	1,531,165	1,531,165	--	--
Information Technology	4,118,258	3,946,318	--	171,940
Materials	347,847	347,847	--	--
Real Estate	394,528	374,198	--	20,330
Money Market Funds	150,928	150,928	--	--
Total Investments in Securities:	$14,903,000	$14,576,357	$97,561	$229,082

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$129,898
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	23,471
Cost of Purchases	18,571
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$171,940
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$23,471
Other Investments in Securities
Beginning Balance	$58,804
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(7,902)
Cost of Purchases	16,240
Proceeds of Sales	(10,000)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$57,142
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$(219)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$229,082	Market comparable	Enterprise value/Sales multiple (EV/S)	2.2 - 5.1 / 4.2	Increase
			Discount rate	7.5% - 9.0% / 8.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Market approach	Transaction price	$0.18 - $48.77 / $38.21	Increase
		Book value	Book value multiple	1.0	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 28, 2019